Oil and Gas Properties	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Oil and gas properties	OIL AND GAS PROPERTIES

	Cost	Accumulated depletion	Net book value
Balance, December 31, 2021	$11,633,517	$(7,169,146)	$4,464,371
Capital expenditures	515,183	—	515,183
Property acquisitions	1,173	—	1,173
Transfers from exploration and evaluation assets (note 6)	8,496	—	8,496
Change in asset retirement obligations (note 10)	(147,020)	—	(147,020)
Divestitures	(265,166)	241,892	(23,274)
Impairment reversal	—	245,241	245,241
Foreign currency translation	296,033	(158,404)	137,629
Depletion	—	(581,033)	(581,033)
Balance, December 31, 2022	$12,042,216	$(7,421,450)	$4,620,766
Capital expenditures	1,012,787	—	1,012,787
Corporate acquisition (note 4)	3,096,404	—	3,096,404
Property acquisitions	20,263	—	20,263
Transfers from exploration and evaluation assets (note 6)	83,530	—	83,530
Transfers from lease assets	7,611	—	7,611
Change in asset retirement obligations (note 10)	54,166	—	54,166
Divestitures	(660,920)	317,651	(343,269)
Property swaps	(2,975)	3,756	781
Impairment loss	—	(833,662)	(833,662)
Foreign currency translation	(127,065)	66,501	(60,564)
Depletion	—	(1,039,780)	(1,039,780)
Balance, December 31, 2023	$15,526,017	$(8,906,984)	$6,619,033
At December 31, 2023, there were no indicators of impairment or impairment reversal for oil and gas properties in five CGUs and no impairment testing was required, including for the Eagle Ford Operated CGU which includes the assets acquired from Ranger (note 4).

2023 Impairment

At December 31, 2023, the Company identified indicators of impairment for oil and gas properties in two CGUs due to changes in reserves volumes and a loss recorded on a disposition of an asset within an existing CGU. The recoverable amounts for the two CGUs were not sufficient to support their carrying values which resulted in an impairment of $833.7 million recorded at December 31, 2023. The recoverable amount for each CGU is based on estimated cash flows associated with proved and probable oil and gas reserves from an independent reserve report prepared as at December 31, 2023 utilizing a discount rate based on Baytex's corporate weighted average cost of capital adjusted for asset specific factors. The after-tax discount rates applied to the cash flows were between 12% and 14%.

At December 31, 2023, the recoverable amounts of the two CGUs were calculated using the following benchmark reference prices for the years 2024 to 2033 adjusted for commodity differentials specific to the CGU. The prices and costs subsequent to 2033 have been adjusted for inflation at an annual rate of 2.0%.

	2024	2025	2026	2027	2028	2029	2030	2031	2032	2033
WTI crude oil (US$/bbl)	73.67	74.98	76.14	77.66	79.22	80.80	82.42	84.06	85.74	87.46
LLS crude oil (US$/bbl)	76.49	77.80	78.95	80.35	81.95	83.59	85.27	86.97	88.71	90.48
Edmonton par oil ($/bbl)	92.91	95.04	96.07	97.99	99.95	101.94	103.98	106.06	108.18	110.35
NYMEX Henry Hub gas (US$/mmbtu)	2.75	3.64	4.02	4.10	4.18	4.27	4.35	4.44	4.53	4.62
AECO gas ($/mmbtu)	2.20	3.37	4.05	4.13	4.21	4.30	4.38	4.47	4.56	4.65
Exchange rate (CAD/USD)	0.75	0.75	0.76	0.76	0.76	0.76	0.76	0.76	0.76	0.76

The following table summarizes the recoverable amount and impairment for each of the two CGUs at December 31, 2023 and demonstrates the sensitivity of the impairment to reasonably possible changes in key assumptions inherent in the calculation.

	Recoverable amount	Impairment loss	Change in discount rate of 1%	Change in oil price of $2.50/bbl	Change in gas price of $0.25/mcf
Viking CGU	$606,290	$184,000	$26,500	$53,000	$3,500
Eagle Ford Non-op CGU (1)	1,429,658	649,662	71,300	107,600	25,700
(1)There were no indicators of impairment identified for the Eagle Ford Operated CGU which includes the assets acquired from Ranger (note 4).

2022 Impairment Reversal

At December 31, 2022, indicators of impairment reversal were identified for oil and gas properties in five CGUs due to the increase in forecasted commodity prices in addition to changes in reserves volumes. The recoverable amount for three CGUs exceeded their carrying values which resulted in an impairment reversal of $245.2 million recorded at December 31, 2022. The recoverable amount for each CGU is based on estimated cash flows associated with proved and probable oil and gas reserves from an independent reserve report prepared as at December 31, 2022 with a discount rate based on Baytex's corporate weighted average cost of capital adjusted for asset specific factors. The after-tax discount rates applied to the cash flows were between 12% and 23%.

The following table summarizes the recoverable amount and impairment reversal for each of the five CGUs at December 31, 2022 and demonstrates the sensitivity of the impairment reversal to reasonably possible changes in key assumptions inherent in the calculation.

	Recoverable amount	Impairment reversal	Change in discount rate of 1%	Change in oil price of $2.50/bbl	Change in gas price of $0.25/mcf
Conventional CGU (1)	$119,031	$23,707	$—	$—	$—
Peace River CGU (1)	676,939	140,534	—	—	—
Lloydminster CGU	449,250	—	11,500	53,000	—
Viking CGU	1,322,193	81,000	39,500	78,000	4,000
Eagle Ford Non-op CGU	2,102,646	—	95,800	131,100	28,500